Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free Municipals))	0 Months Ended
Nov. 28, 2011
Class A
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	0.23%
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.21%
Other Expenses	0.10%
Total Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.08%
Class B
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.21%
Other Expenses	0.19%
Total Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.94%
Class C
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	1.00%
Interest and Fees from Borrowing	0.13%
Interest and Related Expenses from Inverse Floaters	0.21%
Other Expenses	0.12%
Total Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.87%
Class Y
Operating Expenses:
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Interest and Fees from Borrowing	0.10%
Interest and Related Expenses from Inverse Floaters	0.21%
Other Expenses	0.13%
Total Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.85%